Subsequent events - Buy-back Programme (Details) - Buy-back Programme	Mar. 11, 2021 EUR (€) shares
Events after the Reporting Period
Maximum number of shares to be acquired under the Buy-back Programme	6,875,549
Maximum net investment under the Buy-back Programme | €	€ 125,000,000
Class A shares
Events after the Reporting Period
Maximum number of shares to be acquired under the Buy-back Programme	4,261,298
Class B Shares
Events after the Reporting Period
Maximum number of shares to be acquired under the Buy-back Programme	2,614,251